Equity-method investees	12 Months Ended
Dec. 31, 2025
Disclosure Of Equity Method Investees [Abstract]
Equity-method investees

11. Equity-method investees

Changes in the carrying amount of equity-method investees for the years ended December 31, 2025 and 2024 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Natuzzi Texas LLC	Natuzzi Store (UK) ltd	Foundation "Made in Italy circolare e sostenibile"	Salena S.r.l.	Total
Balance as at December 31, 2023	38,645	609	—	569	8	—	39,831
Share of profit for the year	988	(4)	(548)	(47)	—	—	389
Loss allowance	—	—	602	—	—	—	602
Share of other comprehensive income	686	—	—	—	—	—	686
Dividends received/(distributed)	—	(77)	—	—	—	—	(77)
Liquidation	—	(520)	—	—	—	—	(520)
Effect of translation adjustments	—	(8)	(54)	26	—	—	(36)
Balance as at December 31, 2024	40,319	—	—	548	8	—	40,875
Share of profit for the year	82	—	(512)	59	—	—	(371)
Loss allowance	—	—	364	—	—	—	364
Share of other comprehensive income	(1,309)	—	—	—	—	—	(1,309)
Dividends received/(distributed)	(2,221)	—	—	—	—	—	(2,221)
Liquidation	—	—	—	—	—	—	—
Effect of translation adjustments	—	—	148	(28)	—	—	120
Balance as at December 31, 2025	36,871	—	—	579	8	—	37,458

As at December 31, 2025 and 2024 equity-method investees include: (a) the 49% stake in the joint venture Natuzzi Trading Shanghai; (b) the 51% stake in the joint venture Natuzzi Texas LLC; (c) the 30% stake in the associate Natuzzi Store (UK) ltd; (d) the 49% interest in the associate Salena S.r.l., whose carrying value was totally impaired in 2014 in consideration of some legal disputes among shareholders.

With reference to the investment in the associate Nars Miami LLC, the entity was liquidated in early 2024 following the closure of its sole store in 2023.

All such investments are accounted for using the equity method.

(i) Disclosures on Natuzzi Trading (Shanghai) Co. Ltd., joint venture

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2024 with the carrying amount as at December 31, 2025 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2024		40,319
Dividends distribution		(2,221)
Share capital reduction		—
Group’s share of profit for the year	(366)
Elimination of amortisation of Natuzzi’s trademarks	368
Elimination of intercompany profit on inventories	469
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	82	82
Group’s share of other comprehensive income		(1,309)
Carrying amount as at December 31, 2025		36,871

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2023 with the carrying amount as at December 31, 2024 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2023		38,645
Dividends distribution		—
Share capital reduction		—
Group’s share of profit for the year	292
Elimination of amortisation of Natuzzi’s trademarks	368
Elimination of intercompany profit on inventories	717
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	988	988
Group’s share of other comprehensive income		686
Carrying amount as at December 31, 2024		40,319

Summarised financial information of the joint venture Natuzzi Trading Shanghai, based on its IFRS financial statements, and reconciliation with the carrying amount of the Group’s share in net assets and in profit or loss as reported in the consolidated financial statements are set out below. As at December 31, 2025, the Group performed, in accordance with its accounting policy discussed in note 4(i), the impairment assessment. No impairment losses arose from the test performed.

The significant assumptions that were used in performing the impairment test for the interest in Natuzzi Trading Shanghai are as follows: weighted average cost of capital rate of 10.35%, long-term growth rate of 1.74%, annual sales growth rate for 2026 equal to -5.40% and annual sales growth rate (average of 2027-2030 period) equal to +8.97%, and equivalent to a compound annual sales growth rate (average of 2026-2030 period) of +5.93%.

The Group conducted sensitivity analyses on its interest in the joint venture, Natuzzi Trading Shanghai. In particular, stress scenarios were defined by gradually reducing the terminal growth rate (g-rate) assumptions down to zero. The results of the analysis for the year 2025 indicated that, even under these adverse conditions, the impairment would not be material.

With reference to the determination of value in use, the key assumptions applied by the Group in estimating such value include the annual sales growth rates used to project expected revenues for the period 2026–2030, the weighted average cost of capital rates and the long-term growth rates, all of which were determined at the asset level, including the effects of the duration of the current economic uncertainty. Such significant assumptions involved a high degree of subjectivity by management and reasonably possible changes to these assumptions have a significant effect on the value in use. Specifically, such assumptions were based on the joint venture’s future business performances and other forward-looking assumptions that entail significant judgments by management and are heavily impacted by several external events. These projections, leading to a 5,93% CAGR in net sales for the period 2026-2030, were developed taking into account both the joint venture’s historical performance and the expectation of a decline in sales in 2026, as a result of the current highly uncertain economic environment, which adversely affects demand for durable goods such as furniture.

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in net assets as at December 31, 2025 and 2024

	31/12/25	31/12/24
Current assets	41,569	52,951
Non-current assets	14,262	16,954
Current liabilities	(20,903)	(25,753)
Non-current liabilities	(1,611)	(2,885)
Net Assets	33,317	41,267
Group’s share in net assets – 49% of net assets	16,325	20,221
Intangible assets	753	1,272
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(4,626)	(4,994)
Elimination of intercompany profit on inventories	(1,530)	(1,999)
Deferred tax liabilities	(191)	(321)
Group’s carrying amount of interest	36,871	40,319

As at December 31, 2025 and 2024 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current are set out below.

	31/12/25	31/12/24
Cash and cash equivalents	25,461	33,230
Lease liabilities current	(1,611)	(2,885)
Lease liabilities non-current	(1,202)	(767)
Total, net	22,648	29,578

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
Revenue	48,508	57,222	69,939
Cost of sales	(29,320)	(33,492)	(39,823)
Other income and expenses, net	(34)	(7)	(747)
Selling expenses	(17,687)	(19,036)	(24,297)
Administrative expenses	(1,623)	(2,775)	(3,332)
Impairment on trade receivables	122	(520)	—
Net finance income	(37)	78	315
Profit before tax	(71)	1,470	2,055
Income tax expense	(675)	(874)	(522)
Profit for the period	(746)	596	1,533
Other comprehensive profit/(loss)	(2,671)	1,400	(2,565)
Total comprehensive profit for the period	(3,417)	1,996	(1,032)
Group’s share of profit for the period – 49%	(366)	292	751
Elimination of amortisation of Natuzzi’s trademarks	368	368	367
Elimination of intercompany profit on inventories	469	717	2,144
Amortisation of intangible assets	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	82	988	2,873
Group’s share of other comprehensive income/(loss) for the period	(1,309)	686	(1,257)
Group’s share of total comprehensive income/(loss) for the period	(1,227)	1,674	1,616
Dividends received by the Group	2,221	—	—

For the years ended December 31, 2025, 2024 and 2023, depreciation and amortisation, interest income, interest expense and income tax expense are set below.

	2025	2024	2023
Depreciation and amortisation	2,710	4,153	5,571
Interest income	130	263	557
Interest expense	165	354	242
Income tax expense	675	874	522

(ii) Disclosures on Natuzzi Texas LLC, joint venture

Natuzzi Texas LLC is an immaterial joint venture, set up in 2021, which is engaged in the sale of the Group’s Natuzzi upholstery furniture and home furnishings accessories to end consumers through directly-operated single-brand stores (Natuzzi Italia stores). The company opened its first store in February 2022.

(iii) Disclosures on Natuzzi Stores (UK) Ltd, associate

Natuzzi Stores (UK) Ltd is an immaterial associate, in which the Group acquired a 30% stake in early 2021. Natuzzi Stores (UK) Ltd is engaged in the sale of upholstered furniture and home furnishings accessories to end consumers through directly-operated Natuzzi Italia mono-brand stores.